Eaton Vance

Richard Bernstein All Asset Strategy Fund

November 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 38.3%

Security	Shares	Value
Aerospace & Defense — 0.2%
Boeing Co. (The)	1,772	$648,871
MTU Aero Engines AG	1,983	536,777
Thales SA	3,710	363,401

		$1,549,049

Air Freight & Logistics — 0.1%
DSV PANALPINA A/S	4,672	$508,663

		$508,663

Automobiles — 0.1%
Daimler AG	13,718	$772,086

		$772,086

Banks — 1.6%
Bank of America Corp.	48,002	$1,599,427
HSBC Holdings PLC	104,280	776,926
JPMorgan Chase & Co.	19,284	2,540,860
M&T Bank Corp.	6,685	1,101,287
People’s United Financial, Inc.	64,833	1,069,744
PNC Financial Services Group, Inc. (The)	4,805	736,174
U.S. Bancorp	13,983	839,399
Wells Fargo & Co.	35,819	1,950,703

		$10,614,520

Beverages — 0.8%
Britvic PLC	77,886	$974,889
Brown-Forman Corp., Class B	7,401	501,936
Coca-Cola Co. (The)	31,206	1,666,400
PepsiCo, Inc.	14,193	1,927,835

		$5,071,060

Biotechnology — 1.1%
AbbVie, Inc.	10,036	$880,458
Amgen, Inc.	10,363	2,432,403
Biogen, Inc.(1)	3,379	1,013,058
CSL, Ltd.	9,458	1,814,942
Gilead Sciences, Inc.	15,670	1,053,651

		$7,194,512

Building Products — 0.1%
Kingspan Group PLC	8,400	$452,316

		$452,316

Capital Markets — 1.0%
Bank of New York Mellon Corp. (The)	20,065	$982,583
BlackRock, Inc.	2,251	1,114,043
Charles Schwab Corp. (The)	25,576	1,266,012

Security	Shares	Value
CME Group, Inc.	2,642	$535,613
Intercontinental Exchange, Inc.	11,525	1,085,309
Morgan Stanley	20,838	1,031,064
State Street Corp.	9,274	696,477

		$6,711,101

Chemicals — 1.0%
Air Liquide SA	3,572	$484,253
Air Products and Chemicals, Inc.	5,146	1,216,154
Eastman Chemical Co.	7,451	583,935
Ecolab, Inc.	4,004	747,427
Givaudan SA	294	864,426
LyondellBasell Industries NV, Class A	7,059	653,240
Sherwin-Williams Co. (The)	2,277	1,327,787
Sika AG	3,424	595,648

		$6,472,870

Commercial Services & Supplies — 0.1%
Securitas AB, Class B	26,897	$445,936

		$445,936

Communications Equipment — 0.1%
Cisco Systems, Inc.	11,381	$515,673

		$515,673

Construction & Engineering — 0.1%
Eiffage SA	4,734	$516,684

		$516,684

Consumer Finance — 0.1%
American Express Co.	8,303	$997,356

		$997,356

Containers & Packaging — 0.3%
AptarGroup, Inc.	8,865	$993,944
Ball Corp.	8,677	573,202
Sonoco Products Co.	10,594	641,255

		$2,208,401

Distributors — 0.2%
Genuine Parts Co.	11,596	$1,210,275

		$1,210,275

Diversified Consumer Services — 0.2%
TAL Education Group ADR(1)	26,730	$1,183,070

		$1,183,070

Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc., Class B(1)	5,962	$1,313,429

		$1,313,429

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	58,680	$2,193,458
Verizon Communications, Inc.	28,449	1,713,768

		$3,907,226

Security	Shares	Value
Electric Utilities — 1.8%
Alliant Energy Corp.	19,675	$1,042,775
Enel SpA	127,008	959,850
Eversource Energy	24,310	2,008,979
Iberdrola SA	75,583	743,498
IDACORP, Inc.	15,546	1,633,107
NextEra Energy, Inc.	11,743	2,745,748
Red Electrica Corp. SA	58,686	1,144,800
SSE PLC	43,580	732,732
Xcel Energy, Inc.	16,880	1,037,951

		$12,049,440

Electronic Equipment, Instruments & Components — 0.1%
Hexagon AB, Class B	8,242	$465,875

		$465,875

Entertainment — 0.1%
Walt Disney Co. (The)	3,934	$596,316

		$596,316

Equity Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp.	2,378	$508,963
Digital Realty Trust, Inc.	4,432	536,050
EPR Properties	14,263	1,011,532
Equity LifeStyle Properties, Inc.	19,300	1,429,744
Essex Property Trust, Inc.	4,168	1,301,166
Extra Space Storage, Inc.	6,557	695,370
Federal Realty Investment Trust	8,913	1,177,140
National Retail Properties, Inc.	15,117	842,622
Simon Property Group, Inc.	7,045	1,065,274
Weingarten Realty Investors	38,989	1,241,410
Welltower, Inc.	12,247	1,035,729

		$10,845,000

Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	6,174	$1,851,027
George Weston, Ltd.	12,332	1,003,049
Kroger Co. (The)	29,196	798,219
Loblaw Cos., Ltd.	18,837	1,015,380
Tsuruha Holdings, Inc.	9,300	1,109,712
Walgreens Boots Alliance, Inc.	18,264	1,088,534
Walmart, Inc.	11,191	1,332,736

		$8,198,657

Food Products — 1.9%
AAK AB	65,737	$1,201,064
Archer-Daniels-Midland Co.	19,445	834,774
Calbee, Inc.	26,000	837,381
General Mills, Inc.	21,761	1,160,297
Hershey Co. (The)	7,237	1,072,234
Hormel Foods Corp.	19,391	863,481
JM Smucker Co. (The)	8,389	881,600
Kellogg Co.	14,159	922,034
McCormick & Co., Inc.	6,581	1,113,834
Nestle SA	16,445	1,707,300
Nisshin Seifun Group, Inc.	42,500	798,748

Security	Shares	Value
Saputo, Inc.	23,295	$704,129
Tyson Foods, Inc., Class A	6,811	612,241

		$12,709,117

Gas Utilities — 0.5%
Enagas SA	29,151	$725,647
Naturgy Energy Group SA	49,837	1,294,597
Rubis SCA	24,999	1,423,983

		$3,444,227

Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	21,145	$1,806,840
Becton, Dickinson and Co.	8,435	2,180,448
Boston Scientific Corp.(1)	15,582	673,922
Cooper Cos., Inc. (The)	4,943	1,547,604
Danaher Corp.	18,680	2,726,906
DENTSPLY SIRONA, Inc.	20,528	1,160,653
Edwards Lifesciences Corp.(1)	5,443	1,333,208
Fisher & Paykel Healthcare Corp., Ltd.	150,074	2,133,710
IDEXX Laboratories, Inc.(1)	4,541	1,142,425
Intuitive Surgical, Inc.(1)	2,089	1,238,568
Koninklijke Philips NV	27,134	1,259,715
Medtronic PLC	16,182	1,802,513
ResMed, Inc.	9,516	1,423,594
Stryker Corp.	11,065	2,266,776
West Pharmaceutical Services, Inc.	8,370	1,230,641

		$23,927,523

Health Care Providers & Services — 3.3%
Anthem, Inc.	6,925	$1,998,970
Cardinal Health, Inc.	17,798	979,424
Cigna Corp.	10,451	2,089,364
CVS Health Corp.	30,049	2,261,788
Henry Schein, Inc.(1)	10,993	757,418
Humana, Inc.	3,427	1,169,395
Laboratory Corp. of America Holdings(1)	6,419	1,105,930
McKesson Corp.	9,145	1,322,733
Quest Diagnostics, Inc.	9,864	1,051,009
Ramsay Health Care, Ltd.	35,071	1,733,205
Ryman Healthcare, Ltd.	167,431	1,622,649
UnitedHealth Group, Inc.	13,206	3,695,963
Universal Health Services, Inc., Class B	12,481	1,740,975

		$21,528,823

Health Care Technology — 0.2%
Cerner Corp.	15,697	$1,123,748

		$1,123,748

Hotels, Restaurants & Leisure — 0.4%
Marriott International, Inc., Class A	9,029	$1,267,310
McDonald’s Corp.	8,502	1,653,469

		$2,920,779

Household Durables — 0.1%
Bellway PLC	23,316	$1,006,585

		$1,006,585

Security	Shares	Value
Household Products — 1.6%
Church & Dwight Co., Inc.	23,091	$1,621,912
Clorox Co. (The)	10,002	1,482,596
Colgate-Palmolive Co.	16,141	1,094,683
Henkel AG & Co. KGaA	15,069	1,455,605
Kimberly-Clark Corp.	10,179	1,387,805
Procter & Gamble Co. (The)	21,603	2,636,862
Reckitt Benckiser Group PLC	10,759	844,606

		$10,524,069

Insurance — 0.9%
Aflac, Inc.	17,242	$945,551
Allianz SE	1,865	446,009
Aon PLC	7,732	1,574,313
Marsh & McLennan Cos., Inc.	12,079	1,305,378
Swiss Life Holding AG	2,805	1,390,808

		$5,662,059

Interactive Media & Services — 1.5%
Alphabet, Inc., Class A(1)	1,745	$2,275,637
Alphabet, Inc., Class C(1)	1,849	2,412,871
Autohome, Inc. ADR(1)	13,140	894,177
Facebook, Inc., Class A(1)	14,493	2,922,369
Tencent Holdings, Ltd.	26,600	1,122,412

		$9,627,466

Internet & Direct Marketing Retail — 1.0%
Alibaba Group Holding, Ltd. ADR(1)	8,300	$1,660,000
Amazon.com, Inc.(1)	2,618	4,714,494

		$6,374,494

IT Services — 0.3%
Atos SE	5,537	$470,287
Mastercard, Inc., Class A	2,446	714,795
Visa, Inc., Class A	4,700	867,197

		$2,052,279

Life Sciences Tools & Services — 1.0%
Illumina, Inc.(1)	3,255	$1,044,074
Mettler-Toledo International, Inc.(1)	2,285	1,643,852
PerkinElmer, Inc.	10,625	987,062
Thermo Fisher Scientific, Inc.	9,275	2,911,886

		$6,586,874

Media — 0.1%
Comcast Corp., Class A	15,071	$665,385

		$665,385

Multi-Utilities — 1.0%
CMS Energy Corp.	16,773	$1,028,185
DTE Energy Co.	7,442	929,803
NorthWestern Corp.	23,698	1,696,066
Suez	69,637	1,030,818
WEC Energy Group, Inc.	23,015	2,040,280

		$6,725,152

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.8%
BP PLC	99,558	$620,121
Chevron Corp.	7,261	850,481
Exxon Mobil Corp.	24,362	1,659,783
Pembina Pipeline Corp.	25,586	895,510
Royal Dutch Shell PLC, Class A	22,024	630,962
World Fuel Services Corp.	16,204	687,050

		$5,343,907

Personal Products — 1.0%
Beiersdorf AG	8,756	$1,019,960
Estee Lauder Cos., Inc. (The), Class A	4,843	946,661
Kao Corp.	11,100	873,643
Kose Corp.	5,400	860,677
Unilever NV	25,498	1,516,814
Unilever PLC	17,493	1,036,282

		$6,254,037

Pharmaceuticals — 2.2%
Bristol-Myers Squibb Co.	8,348	$475,335
Eli Lilly & Co.	11,614	1,362,903
Johnson & Johnson	15,548	2,137,695
Merck & Co., Inc.	16,860	1,469,855
Novo Nordisk A/S, Class B	43,010	2,417,454
Pfizer, Inc.	77,156	2,972,049
Roche Holding AG PC	6,578	2,027,443
Sanofi	11,110	1,035,566
Zoetis, Inc.	5,274	635,622

		$14,533,922

Professional Services — 0.1%
AF POYRY AB	19,925	$431,029

		$431,029

Semiconductors & Semiconductor Equipment — 0.2%
Intel Corp.	19,545	$1,134,587

		$1,134,587

Software — 1.1%
Microsoft Corp.	46,948	$7,106,988

		$7,106,988

Specialty Retail — 0.7%
Home Depot, Inc. (The)	9,297	$2,050,081
Industria de Diseno Textil SA	17,060	530,766
Lowe’s Cos., Inc.	5,089	596,991
TJX Cos., Inc. (The)	19,584	1,197,170

		$4,375,008

Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.	27,413	$7,326,124

		$7,326,124

Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	14,685	$1,372,901

		$1,372,901

Security	Shares	Value
Tobacco — 0.4%
Altria Group, Inc.	37,378	$1,857,687
Philip Morris International, Inc.	11,064	917,537

		$2,775,224

Trading Companies & Distributors — 0.2%
Brenntag AG	10,953	$583,662
Bunzl PLC	17,838	489,551
Indutrade AB	14,305	467,467

		$1,540,680

Total Common Stocks (identified cost $195,322,700)		$250,872,502

U.S. Treasury Obligations — 31.3%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Notes:
1.25%, 3/31/21	$18,270	$18,165,190
1.375%, 1/15/20	3,520	3,518,766
1.375%, 2/29/20	4,732	4,727,996
1.375%, 4/30/20	3,000	2,996,484
1.375%, 5/31/20	3,571	3,565,909
1.375%, 4/30/21	12,697	12,644,276
1.50%, 5/31/20	3,666	3,663,164
1.50%, 6/15/20	3,500	3,497,061
1.50%, 7/15/20	9,173	9,164,938
1.625%, 12/31/19	3,660	3,659,563
1.625%, 6/30/20	13,458	13,456,586
1.625%, 7/31/20	4,071	4,070,343
1.75%, 5/31/22	8,221	8,249,581
1.875%, 4/30/22	11,476	11,545,909
2.00%, 7/31/20	3,500	3,508,066
2.00%, 11/30/20	14,949	14,995,022
2.125%, 8/31/20	4,350	4,364,853
2.125%, 1/31/21	9,109	9,155,056
2.125%, 8/15/21	9,134	9,204,266
2.25%, 4/30/21	16,703	16,833,468
2.625%, 11/15/20	12,893	13,004,554
2.625%, 7/15/21	6,010	6,101,206
2.75%, 8/15/21	8,988	9,150,556
3.50%, 5/15/20	15,397	15,524,708

Total U.S. Treasury Obligations (identified cost $203,220,808)		$204,767,521

Exchange-Traded Funds(2) — 28.7%

Security	Shares	Value
Equity Funds — 4.6%
iShares MSCI China ETF	509,791	$30,414,131

		$30,414,131

Security	Shares	Value
Fixed Income Funds — 22.4%
First Trust Low Duration Opportunities ETF	340,700	$17,668,702
Schwab U.S. TIPS ETF	2,274,500	128,918,660

		$146,587,362

Short-Term Fixed Income Funds — 1.7%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	108,947	$11,086,447

		$11,086,447

Total Exchange-Traded Funds (identified cost $191,140,445)		$188,087,940

Short-Term Investments — 1.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.82%(3)	10,738,813	$10,738,813

Total Short-Term Investments (identified cost $10,737,817)		$10,738,813

Total Investments — 100.0% (identified cost $600,421,770)	$654,466,776

Other Assets, Less Liabilities — 0.0%	$139,127

Net Assets — 100.0%	$654,605,903

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940, as amended, in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2019.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	62.3%	$407,713,581
United Kingdom	1.3	8,629,468
Switzerland	1.0	6,585,625
France	0.8	5,324,992
China	0.7	4,859,659
Germany	0.7	4,814,099
Japan	0.7	4,480,161

Country	Percentage of Net Assets	Value
Spain	0.7%	$4,439,308
New Zealand	0.6	3,756,359
Canada	0.6	3,618,068
Australia	0.5	3,548,147
Sweden	0.5	3,011,371
Denmark	0.5	2,926,117
Netherlands	0.2	1,259,715
Italy	0.1	959,850
Ireland	0.1	452,316
Exchange-Traded Funds	28.7	188,087,940

Total Investments	100.0%	$654,466,776

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

The Fund did not have any open derivative instruments at November 30, 2019.

At November 30, 2019, the value of the Fund’s investment in affiliated funds was $10,738,813, which represents 1.7% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended November 30, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC, 1.82%	$36,525,578	$30,486,259	$(56,274,991)	$(2,425)	$4,392	$10,738,813	$117,997	10,738,813

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$13,673,981	$1,122,412		$—	$14,796,393
Consumer Discretionary	16,905,761	2,309,437		—	19,215,198
Consumer Staples	32,496,547	13,035,617		—	45,532,164
Energy	4,092,824	1,251,083		—	5,343,907
Financials	22,684,722	2,613,743		—	25,298,465
Health Care	63,268,172	11,627,230		—	74,895,402
Industrials	2,501,966	2,942,391		—	5,444,357
Information Technology	18,131,239	470,287		—	18,601,526
Materials	6,736,944	1,944,327		—	8,681,271
Real Estate	10,845,000	—		—	10,845,000
Utilities	14,162,894	8,055,925		—	22,218,819
Total Common Stocks	$205,500,050	$45,372,452	*	$—	$250,872,502
U.S. Treasury Obligations	$—	$204,767,521		$—	$204,767,521
Exchange-Traded Funds	188,087,940	—		—	188,087,940
Short-Term Investments	—	10,738,813		—	10,738,813
Total Investments	$393,587,990	$260,878,786		$—	$654,466,776

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.